CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Attributable to owners of Parent Company		Share Capital	Additional Paid in capital	Appropriated Reserves	Translation adjustment		Equity Securities through OCI		Debt instruments at fair value though OCI	Revaluation of assets	Associates	Employee Benefits		Retained earnings	Net income	Non-Controlling interest		Total
Balance at Dec. 31, 2019		$ 26,883,919		$ 480,914	$ 4,857,454	$ 10,413,092	$ 2,947,112		$ 432,748		$ 7,798		$ 7,012	$ (74,572)		$ 4,695,010	$ 3,117,351	$ 1,921,700		$ 28,805,619
Transfer to profit from previous years																3,117,351	(3,117,351)
Dividend payment		(1,517,771)														(1,517,771)				(1,517,771)
Other reserves		(20,000)	[1]			3,417,360										(3,437,360)				(20,000)
Realization of retained earnings									(131,949)	[2]						131,949
Others		9,029				152										8,877				9,029
Acquisition Non-controlling interest	[3]	913,193														913,193		(913,193)
Non-controlling interest																		80,913		80,913
Net income		275,994															275,994	39,365		315,359
Other comprehensive income		865					37,126	[4]	(94,857)		47,699	2,350	4,931	3,616				441,199	[4]	442,064
Balance at Dec. 31, 2020		26,545,229		480,914	4,857,454	13,830,604	2,984,238		205,942		55,497	2,350	11,943	(70,956)		3,911,249	275,994	1,569,984		28,115,213
Transfer to profit from previous years																275,994	(275,994)
Dividend payment		(192,374)														(192,374)				(192,374)
Other reserves		(6,151)				830,403										(836,554)				(6,151)
Realization of retained earnings									(122,725)	[2]						122,725
Others		(7,252)														(7,252)				(7,252)
Non-controlling interest																		(6,405)		(6,405)
Net income		4,086,795															4,086,795	120,992		4,207,787
Other comprehensive income		1,808,100					1,800,036	[4]	52,147		(51,525)	(142)	1,931	5,653				6,540	[4]	1,814,640
Balance at Dec. 31, 2021		32,234,347		480,914	4,857,454	14,661,007	4,784,274		135,364		3,972	2,208	13,874	(65,303)		3,273,788	4,086,795	1,691,111		33,925,458
Transfer to profit from previous years																4,086,795	(4,086,795)
Dividend payment		(2,943,199)														(2,943,199)				(2,943,199)
Other reserves		(29,426)				1,269,658										(1,299,084)				(29,426)
Realization of retained earnings									(15,408)	[2]			798	12,029	[5]	2,581
Others		11,776														11,776				11,776
Acquisition Non-controlling interest	[6]	145,507														145,507		(961,588)		(816,081)
Non-controlling interest																		(37,191)		(37,191)
Net income		6,783,490															6,783,490	212,875		6,996,365
Other comprehensive income		2,886,408					2,977,940		32,072		(164,542)	(71)	(3,150)	44,159				3,441		2,889,849
Balance at Dec. 31, 2022		$ 39,088,903		$ 480,914	$ 4,857,454	$ 15,930,665	$ 7,762,214		$ 152,028		$ (160,570)	$ 2,137	$ 11,522	$ (9,115)		$ 3,278,164	$ 6,783,490	$ 908,648		$ 39,997,551

[1]	Corresponds to the use of the donations for social purposes reserve, approved by the shareholders.
[2]	Mainly corresponds to partial payments of asset-backed securities investments.
[3]	On September 29, 2020, the Bank acquired an additional 40% of the common stock of Grupo Agromercantil Holding (GAH), after obtaining the necessary regulatory approvals. The purchase price paid was USD 289,144,606. For further information see Note 1. Reporting Entity.
[4]	As of September 30, 2020, the Bank determined that the presentation of the amounts of non-controlling interest, disclosed in its consolidated financial statements were incorrect due to a miscalculation in the translation from US dollars to Colombian pesos of the fair value of non-controlling interest in Grupo Agromercantil Holding S.A and therefore should be corrected. The was originated when the Bank, applying the acquisition method, registered the fair value of the non-controlling interest of Grupo Agromercantil Holding S.A., using an incorrect exchange rate to translate US dollars to Colombian pesos. Since the acquisition date, the error amounted to COP315,138 without any variation. For the purposes of the financial statements ending December 31, 2020, the Bank has increased the non-controlling interest line and decreased Accumulated foreign currency translation adjustments line by COP315,138, both in shareholders’ equity and, no other effects in accounts of financial statements were identified. According to the analysis performed, the Bank determined that the correction of the presentation of the non-controlling interest and translation adjustment should not be considered material for the financial statements, given the quantitative analysis and all qualitative considerations. For that reason, the figures of non-controlling interest and translation adjustment have been corrected as of December 31, 2020 as an out of period adjustment.
[5]	Corresponds to termination to the Pension Premium Plan. For further information see Note 19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium.
[6]	During the third trimester of 2022, the Parent Company increased its participation percentage in FCP Fondo Inmobiliario Colombia. As of December 31, 2022, the Parent Company’s’ participation in said the private equity fund increased to 80.47%. For further information see Note 1 Reporting Entity.